Other Curent Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Other Current Liabilities Abstract
Employees and related institutions		$ 649	$ 0
Accrued expenses		1,650	1,101
Dividends payable to former Tiltan shareholder		774	0
Other payable		44	66
Total	$ 6,059	$ 3,117	$ 1,167